Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt [Abstract]
Debt

Note 11. Debt

The Company’s debt consisted of the following:

	Successor
	March 31, 2025	December 31, 2024
2024 Term loan	$771,131	773,063
Revolving credit facility	—	—
Less: Debt issuance costs	(18,694)	(18,265)
Total debt	752,437	754,798
Less: Current portion	(7,731)	(7,750)
Debt, net of current portion	$744,706	$747,048

2024 Credit Agreement

The Company is party to a credit agreement by and among Acuren Delaware Holdco, Inc. (f/k/a AAL Delaware Holdco, Inc., a wholly-owned subsidiary, as the initial borrower, Acuren Holdings, Inc. (f/k/a ASP Acuren Holdings, Inc.), as a borrower, and any other subsidiaries of the Company from time to time party thereto as borrowers, (the “Borrowers”), the guarantors from time to time party thereto, the lenders from time to time party thereto, and Jefferies Finance LLC, as administrative agent and collateral agent (the “Credit Agreement”). The Credit Agreement provides for a $775.0 million seven-year senior secured term loan (the “Term Loan”) under the senior secured term loan facility (the “Term Loan Facility”) and a $75.0 million five-year senior secured revolving credit facility, of which up to $20.0 million can be used for the issuance of letters of credit (the “Revolving Credit Facility,” and together with the Term Loan Facility, represents the “Credit Facility”).

Term Loan.    As of March 31, 2025 (Successor), the Company had $771.1 million of principal outstanding under the Term Loan. The interest rate applicable to the Term Loan is, at the Company’s option, either (1) a base rate plus an applicable margin equal to 1.75% or (2) a secured overnight financing rate (adjusted for statutory reserves) (“SOFR”) plus an applicable margin equal to 2.75%. Principal payments on the Term Loan commenced on December 31, 2024 and will be made in quarterly installments on the last day of each fiscal quarter in an amount equal to 0.25% of the initial aggregate principal amount of the Term Loan. The Term Loan matures on July 30, 2031.

Repricing of Term Loan.    On January 31, 2025, the Company entered into the First Amendment to the Credit Agreement, pursuant to which, the interest rate margins for the Term Loan decreased from 2.50% to 1.75% for the base rate and from 3.50% to 2.75% for SOFR. All other material terms of the Credit Agreement, including the aggregate principal amount, repayment terms, interest rate applicable on the Revolving Credit Facility remained the same. The Company evaluated the change of terms under ASC 470-50, “Debt — Modification and Extinguishment” and concluded the change in terms did not result in significant and consequential changes to the economic substance of the debt and thus resulted in a modification of the debt and not an extinguishment of the debt. As such, the financing costs of $1.1 million were reflected as additional debt issuance costs and are amortized to interest expense over the term of the First Amendment.

Revolving Credit Facility.    The interest rate applicable to borrowings under the Revolving Credit Facility is, at the Company’s option, either a base rate plus an applicable margin equal to 2.50% or SOFR (adjusted for statutory reserves) plus an applicable margin equal to 3.50%. The unused portion of the Revolving Credit Facility is subject to a commitment fee of 0.375% or 0.50% based on the Company’s first lien net leverage ratio. As of March 31, 2025 (Successor), the Company had no amounts outstanding under its Revolving Credit Facility.

Letters of Credit and Surety Bonds.    As of March 31, 2025 (Successor), the Company had $5.8 million in stand-by letters of credit issued (as a component of the Revolving Credit Facility), but did not withdraw any amount against the letters of credit. Additionally, the Company had $2.1 million in surety bonds outstanding, which are not a component of the Revolving Credit Facility.

The Credit Facility contains certain customary negative operating covenants (certain of which are not applicable depending on net leverage ratios), customary restrictive covenants and other customary provisions relating to events of default, including non-payment of principal, interest or fees, breach of covenants, misrepresentations, insolvency proceedings, cross default to other indebtedness of the Borrowers and its subsidiaries in excess of $40.0 million or judgments from creditors of such amount, change of control, and certain events relating to Employee Retirement Income Security Act (“ERISA”) plans. Solely with respect to the Revolving Credit Facility, the Credit Facility contains a financial covenant for the First Lien Net Leverage Ratio to exceed 5.85 to 1 to be tested as of the last day of any such fiscal quarter only in the event that the total outstanding (excluding undrawn Letters of Credit) is greater than 35% of the total Revolving Credit Commitment. As of March 31, 2025 (Successor), the Company was in compliance with the covenants.

Obligations under the Credit Agreement are guaranteed on a senior secured basis, jointly and severally, by the Company and substantially all of its U.S. and Canadian subsidiaries. Amounts borrowed under the Credit Facility are secured on a first priority basis by a perfected security interest in substantially all of the present and future property (subject to certain exceptions) of the Borrower and each guarantor.

Predecessor Period

2019 Credit Agreement

On December 20, 2019 the Predecessor entered into a credit agreement (the “2019 Credit Agreement”). The 2019 Credit Agreement was collateralized by all of the Predecessor’s assets. The 2019 Credit Agreement provided for an initial term loan of $430.0 million and was amended on January 23, 2020, November 19, 2021, and August 15, 2023, providing an additional $15.0 million, $100.0 million and $170.0 million of principal under the term loan. The term loan would have matured on January 23, 2027 and provided for interest at a variable rate which consists of the base rate, as defined in the agreement, plus a SOFR-based applicable rate, which can vary between 3.0% and 4.5% depending on the type of term loan.

Under the 2019 Credit Agreement, the Predecessor was subject to certain financial and nonfinancial covenants which place restrictions on leverage ratios, among other things. In addition, commencing with the year ending December 31, 2020, the 2019 Credit Agreement required mandatory prepayments of the consolidated excess cash flows, as defined in the agreement, if certain cash flow targets were met.

As a result of the Acuren Acquisition, the outstanding amounts under the 2019 Credit Agreement were paid off and the remaining unamortized deferred financing costs related to the revolving line of credit were extinguished.

Note 12. Debt

The Company’s debt consisted of the following:

	Successor December 31, 2024	Predecessor December 31, 2023
2024 Term loan	$773,063	—
2019 Term loan	—	686,280
Revolving credit facility	—	—
Less: Debt issuance costs	(18,265)	(10,969)
Total debt	754,798	675,311
Less: Current portion	(7,750)	(7,280)
Debt, net of current portion	$747,048	$668,031

2024 Credit Agreement

In connection with the close of the Acuren Acquisition, on July 30, 2024, the Company entered into the New Credit Facility by and among AAL Delaware Holdco, Inc., a wholly-owned subsidiary, as the initial borrower, ASP Acuren Holdings, Inc., as a borrower, and any other subsidiaries of Acuren Corporation from time to time party thereto as borrowers, (the “Borrowers”), the guarantors from time to time party thereto, the lenders from time to time party thereto, and Jefferies Finance LLC, as administrative agent and as collateral agent (the “Credit Agreement”). In conjunction with the Credit Agreement, the Company incurred a $775.0 million seven-year senior secured term loan (the “Term Loan”) under the senior secured term loan facility (the “Term Loan Facility”), which was used to fund a part of the cash portion of the purchase price in the Acuren Acquisition. The Credit Agreement also provides for a $75.0 million five-year senior secured revolving credit facility of which up to $20.0 million can be used for the issuance of letters of credit (the “Revolving Credit Facility,” and together with the Term Loan Facility, represent the “2024 Credit Agreement”).

Term Loan.    The interest rate applicable to the Term Loan is, at the Company’s option, either (1) a base rate plus an applicable margin equal to 2.50% or (2) a secured overnight financing rate (adjusted for statutory reserves) (“SOFR”) plus an applicable margin equal to 3.50%. The Company may elect the interest period for the Term Loan to be one, three, or six months or twelve months if agreed to by all applicable term loan lenders. Interest on the Term Loan is payable at the end of each interest period except that, if the interest period exceeds three months, interest is payable every three months. Principal payments on the Term Loan will commence on December 31, 2024 and will be made in quarterly installments on the last day of each fiscal quarter in an amount equal to 0.25% of the initial aggregate principal amount of the Term Loan. The Term Loan matures on July 30, 2031. The Company may prepay the Term Loan in whole or in part at any time without penalty, except that any prepayment in connection with a repricing transaction within six months of July 30, 2024 will be subject to 1% prepayment premium. Additionally, subject to certain exceptions, the Term Loan Facility may be subject to mandatory prepayments using the proceeds from non-ordinary course asset dispositions, proceeds from certain incurrences of debt or commencing in 2026, a portion of Company’s annual excess cash flows based upon certain leverage ratios.

Repricing of Term Loan.    On January 31, 2025, the Company entered into the First Amendment to 2024 Credit Agreement, pursuant to which, the interest rate margins for the Term Loan decreased from 2.50% to 1.75% for the base rate and from 3.50% to 2.75% for the secured overnight financing rate. All other material terms of the Credit Agreement, including the aggregate principal amount, repayment terms, interest rate applicable on the revolving credit facility remained the same.

Revolving Credit Facility.    The interest rate applicable to borrowings under the Revolving Credit Facility is, at Company’s option, either a base rate plus an applicable margin equal to 2.50% or a secured overnight financing rate (adjusted for statutory reserves) plus an applicable margin equal to 3.50%. The unused portion of the Revolving Credit Facility is subject to a commitment fee of 0.375% or 0.50% based on Company’s first lien net leverage ratio. The Company is also required to pay letters of credit fees on the amounts of outstanding letters of credit plus a fronting fee to the issuing lender and administration fees. Amounts drawn under each letter of credit bear interest at a rate of 3.50% per annum. Funds available under the Revolving Credit Facility may be used for general corporate purposes. The Revolving Credit Facility matures on July 30, 2029.

Letters of Credit and Surety Bonds.    As of December 31, 2024, the Company had $5.8 million in stand-by letters of credit issued (as a component of the Revolving Credit Facility), but did not withdraw any amount against the letters of credit, and $2.1 million in surety bonds outstanding.

The 2024 Credit Agreement contains certain customary negative operating covenants (certain of which are not applicable depending on net leverage ratios), customary restrictive covenants and other customary provisions relating to events of default, including non-payment of principal, interest or fees, breach of covenants, misrepresentations, insolvency proceedings, cross default to other indebtedness of the Borrowers and its subsidiaries in excess of $40.0 million or judgments from creditors of such amount, change of control, and certain events relating to Employee Retirement Income Security Act (“ERISA”) plans. Solely with respect to the Revolving Credit Facility, the Credit Agreement contains a financial covenant for the First Lien Net Leverage Ratio to exceed 5.85 to 1 to be tested as of the last day of any such fiscal quarter only in the event that the total outstanding (excluding undrawn Letters of Credit) is greater than 35% of the total Revolving Credit Commitment. As of December 31, 2024, the Company was in compliance with the covenants.

Obligations under the 2024 Credit Agreement are guaranteed on a senior secured basis, jointly and severally, by Acuren Corporation and substantially all of its U.S. and Canadian subsidiaries. Amounts borrowed under the 2024 Credit Agreement are secured on a first priority basis by a perfected security interest in substantially all of the present and future property (subject to certain exceptions) of the Borrower and each guarantor.

As of December 31, 2024, the Company had $773.1 million of indebtedness outstanding under the Term Loan. The Company incurred an aggregate of $19.5 million in debt issuance costs for the Term Loan that are amortized using the effective interest method over the life of the Term Loan using an effective interest rate of 9.2%. The Company incurred an additional fee of $5.0 million related to a portion of the commitment of funds by the lenders which expired unused upon closing of the Credit Agreement and thus the fee was included in the accumulated earnings of the Successor as of July 30, 2024. As of December 31, 2024, the unamortized debt issuance cost balance was $18.3 million and is presented as a reduction of the carrying value of the Term Loan in the consolidated balance sheets. For the Successor period ended December 31, 2024, the Company recorded total interest expense of $29.2 million, inclusive of the amount of $1.2 million related to the amortization of debt issuance costs.

The Company incurred an aggregate of $1.9 million in debt issuance costs for the Revolving Credit Facility that are amortized over the five-year term of the revolving Credit Facility on a straight-line basis. As of December 31, 2024, the unamortized debt issuance costs balance was $1.7 million and is presented in “Other assets” in the consolidated balance sheets. For the Successor period ended December 31, 2024, the Company recorded interest expense of $0.2 million associated with the Revolving Credit Facility.

Predecessor Period

2019 Credit Agreement

On December 20, 2019 the Predecessor entered into a credit agreement (“2019 Credit Agreement”). The Credit Agreement was collateralized by all of the Predecessor’s assets. The 2019 Credit Agreement provided for an initial term loan of $430.0 million and was amended on January 23, 2020, November 19, 2021, and August 15, 2023, providing an additional $15.0 million, $100.0 million and $170.0 million of principal under the term loan. The term loan would have matured on January 23, 2027 and provided for interest at a variable rate which consists of the base rate, as defined in the agreement, plus a SOFR-based applicable rate, which can vary between 3.0% and 4.5% depending on the type of term loan.

The interest rate was 9.5% and 9.7% through Closing Date and as of December 31, 2023, respectively. As of the Closing Date and December 31, 2023, the balance of the term loan was $679.9 million and $686.3 million, respectively. The term loan was presented net of the deferred financing costs of $8.8 million and $11.0 million as of Closing Date and December 31, 2023, respectively.

Revolving Credit Facility.    As of Closing Date and December 31, 2023, the balance of the revolving credit facility was $20.0 million and $0.0 million, respectively. The revolving credit facility had a maturity of October 23, 2026. The revolving credit facility accrued interest as of a variable rate which consists of the base rate, as defined in the agreement, plus a SOFR-based applicable rate, which can vary between 3.0% and 4.5% depending on the net leverage ratio, as defined in the agreement, as well as an unutilized fee of 0.5%. As of July 29, 2024, the interest rate on the revolving credit facility was 9.2%.

Letters of Credit.    As of December 31, 2023, the Company had issued undrawn letters of credit totaling approximately $5.5 million in connection with various current and expiring insurance policy obligations. The letters of credit reduced the amount available under the Credit Agreement and were considered funded debt for purposes of calculating financial covenants. Fees for letters of credit ranged from 4.0% to 4.5% of the letter of credit amount, depending on the net leverage ratio.

Under the 2019 Credit Agreement, the Predecessor was subject to certain financial and nonfinancial covenants which place restrictions on leverage ratios, among other things. In addition, commencing with the year ending December 31, 2020, the 2019 Credit Agreement required mandatory prepayments of the consolidated excess cash flows, as defined in the agreement, if certain cash flow targets were met. No excess cash flow payments were required through the Closing Date and for the period ended December 31, 2023.

As a result of the Acuren Acquisition, the outstanding amounts under the 2019 Credit Agreement were paid off and the remaining unamortized deferred financing costs of $8.8 million related to the term loan and $0.2 million related to the revolving line of credit were extinguished. For the Predecessor period ended July 29, 2024, the Company recognized a loss of $9.1 million on extinguishment of debt.